Exhibit 99.6

Data Compare (Non-Ignored)

Run Date - 3/20/2026 7:57:28 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
223279253		3158623373			Initial Rate Lock Date	[Redacted]	[Redacted]	Verified	Field value reflects source document
225033281		3158623447			Initial Rate Lock Date	[Redacted]	[Redacted]	Verified	Field value reflects source document